Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies	The future minimum payments for noncancelable leases with terms in excess of one year for each fiscal year are as follows (in thousands):

2022	83
2023	83
2024	83
2025	28

$277